Taxes (Details) - Schedule of ncome before income taxes and the actual provision of income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of ncome before income taxes and the actual provision of income taxes [Abstract]
(Loss) profit before income taxes	$ (8,950,913)	$ 15,012,270	$ 10,985,232
PRC EIT rate	25.00%	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ (2,237,728)	$ 3,753,068	$ 2,746,308
Reconciling items:
Effect of tax holiday and preferential tax rate	2,104,719	(627,764)	(1,072,447)
Effect of non-deductible expense	4,403	5,202	4,738
Super deduction of qualified R&D expenditures	(107,975)	(75,523)	(89,498)
Income tax (benefit) expense	$ (236,581)	$ 3,054,983	$ 1,589,101
Effective tax rate	2.64%	20.35%	14.47%